Commitments - Schedule of Lease Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	$ 560.9	$ 549.0
Non-lease elements	681.5	696.9
Fully variable lease payments	2,655.8	3,124.2
Total	3,898.2	4,370.1
– within one year
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	111.3	100.7
Non-lease elements	209.5	165.9
Fully variable lease payments	483.6	572.4
Total	804.4	839.0
– later than one year and not later than two years
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	271.2	245.3
Non-lease elements	340.7	348.8
Fully variable lease payments	1,703.9	1,556.8
Total	2,315.8	2,150.9
– later than five years
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	178.4	203.0
Non-lease elements	131.3	182.2
Fully variable lease payments	468.3	995.0
Total	$ 778.0	$ 1,380.2